Income Taxes (Details) - Schedule of components of income tax expense (benefit)	11 Months Ended
Dec. 31, 2022 USD ($)
Current
Federal
State
Foreign
Total current provision
Deferred:
Federal
State
Foreign
Total deferred provision
Provision for income taxes